Construction Services Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Summary of Redeemable Noncontrolling Interest

The following depicts impacts to the balance of the redeemable noncontrolling interest between the indicated periods.

Redeemable Noncontrolling Interest
(Thousands of dollars):
Balance, December 31, 2014	$20,042
Net Income (loss) attributable to redeemable noncontrolling interest	939
Foreign currency exchange translation adjustment	(66)
Centuri distribution to redeemable noncontrolling interest	(99)
Adjustment to redemption value	(4,708)

Balance, December 31, 2015	$16,108